Stock Awards and Stock-Based Compensation - Schedule of Stock Options Activity (Details) - $ / shares	3 Months Ended				9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options Outstanding
Beginning balance (in shares)	26,657		26,399	25,808	26,239	25,808	25,808
Options granted (in shares)	437	292		255	984	793
Options exercised (in shares)	0			0	0	(82)
Options canceled and forfeited (in shares)	(102)		(34)	(95)	(231)	(280)
Ending balance (in shares)	26,992	26,657		26,399	26,992	26,239	25,808	25,808
Options vested and exercisable (in shares)	26,992				26,992	26,239
Weighted Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 92.85		$ 93.60	$ 96.00	$ 94.05	$ 96.00	$ 96.00
Options granted (in dollars per share)	13.80	$ 20.55		23.55	18.30	34.20
Options exercised (in dollars per share)	0			0	0	48.75
Options canceled and forfeited (in dollars per share)	58.80		$ 58.80	63.15	60.30	85.95
Ending balance (in dollars per share)	91.65	$ 92.85		$ 93.60	91.65	94.05	$ 96.00	$ 96.00
Options vested and exercisable (in dollars per share)	$ 91.65				$ 91.65	$ 94.05
Weighted Average Remaining Contractual Life (years)
Outstanding		1 year 5 months 26 days		1 year 8 months 19 days	1 year 3 months 7 days	1 year 11 months 12 days	1 year 5 months 12 days	1 year 5 months 12 days
Options vested and exercisable	1 year 3 months 7 days				1 year 3 months 7 days	1 year 11 months 12 days